Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent events
49.	Subsequent events
On March 11, 2020, the World Health Organization declared the outbreak of Coronavirus
(COVID-19)
a pandemic, due to its rapid spread throughout the world, having affected more than 150 countries. Most governments, including Argentina, are taking restrictive measures to contain the spread, including: isolation, confinement, quarantine, and restriction on the free movement of people, closure of public and private premises, except for those called essential or basic necessities (health, food, fuels and communications) and closing of borders and drastic reduction of air, maritime, rail and land transport.
In the Argentine Republic, where the Group operates, on March 12, 2020 a health emergency was decreed by National Executive Power (PEN) to manage the crisis situation caused by
COVID-19,
and subsequently, on March 19, the PEN issued a decree declaring social, preventive and compulsory isolation, which will apply from March 20, 2020 and being able to extend this term for the time considered necessary in light of the epidemiological situation.
These measures consist of the slowdown or suspension of most of the non-essential
activities carried out by individuals and, consequently, are significantly affecting the national, regional and global economy, due to the interruption or slowdown of supply chains and the significant increase in economic uncertainty, evidenced by an increase in asset price volatility, exchange rates, and a decrease in long-term interest rates.

While we are not able to estimate the impact that
COVID-19
has had on our operations we expect the following may be impacted in future reporting periods and such impact may be material:

•	Our assessment of the macro-economic environment. The outlook related to this judgment will potentially impact our expected credit losses and valuation of financial instruments.

•
We could experience a significant increase in loan defaults and credit losses, as a result of recent lock-down and stay at home orders. Such deterioration could result in an increase of our expected credit losses.

•	Due to overall market volatility and macro-economic uncertainty there is the possibility of a higher risk of impairment of our assets (including financial instruments valued at fair value).

•	Origination in some business lines may be temporarily affected (e.g., pledge loans, check purchases which could impact our interest earnings in future periods).
Due to these matters, it is possible that Group results could be under pressure in the near term as a consequence of the
COVID-19
crisis, our operations could face a higher cost of risk on our assets, downward pressure on spreads coming from loans to affected companies and individuals at rates below market, and the impossibility of charging the usual fees on some activities.
As at February 29, 2020, our regulatory statutory exceeded the minimum capital requirements. Although the outcome on our future financial statements may not be predicted, the Group does not believe that regulatory capital will fall below statutory minimums within the next twelve months.
The BCRA has also issued a series of regulations, among others:

•
To encourage bank lending through (i) lower reserve requirements on bank lending to households and micro-, small- and medium-sized
enterprises (SMEs); (ii) limitations on banks’ holdings of BCRA notes (LELIQ) in order to make available liquidity and encourage the provision of credit lines to SMEs; (iii) temporary easing of bank loan classification rules (providing an additional 60 days of non-payment
before a loan is required to be classified as
non-performing);
and (iv) the adoption of a working capital credit line program for SMEs.

•
Other measures aimed at protecting vulnerable persons include (i) the prohibition of
ATM-related
fees and commissions payable to banks; (ii) mortgage relief by freezing payments, until September 30, 2020; (iii) the postponement of payments on credit card loans for three months; (iv) the suspension of account closures; and (v) the provision of credit lines guaranteed to support the maintenance of payroll payments.

•
Moreover, banks may not distribute dividends until at least June 30, 2020 or carry out wrongful dismissals until at least May 30, 2020, and a 1,250% of capital requirement over the exposure to credit card loans corresponding to purchases made outside Argentina has been proposed.